Business combinations - Narrative (Detail) R$ in Thousands, $ in Thousands, £ in Millions, $ in Billions					6 Months Ended	7 Months Ended	8 Months Ended	9 Months Ended
	Jul. 16, 2024 USD ($)	May 24, 2024 USD ($)	Apr. 26, 2024 USD ($)	Jan. 01, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Aug. 01, 2026 BRL (R$)	Aug. 01, 2026 USD ($)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 09, 2024 USD ($)	Aug. 07, 2024 BRL (R$)	Aug. 07, 2024 USD ($)	Jul. 16, 2024 COP ($)	Apr. 26, 2024 GBP (£)	Apr. 02, 2024 BRL (R$)	Apr. 02, 2024 USD ($)	Apr. 01, 2024 BRL (R$)	Apr. 01, 2024 USD ($)	Mar. 22, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 01, 2023 USD ($)	Apr. 12, 2023 USD ($)	Dec. 31, 2022 USD ($)	Nov. 30, 2022 USD ($)	Jul. 01, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date												$ 121,238											$ 42,853	$ 29,122
Consideration transferred, acquisition-date fair value																								46,063			$ 54,394
Cash transferred																								$ 6,811		$ 18,931
Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid												151,826
Non-cash reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Total consideration												311,454
Identifiable Assets Acquired Including Goodwill												144,938
TRIA [Member]
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)																		66.67%	66.67%
Profit (loss) of acquiree since acquisition date								$ 3,500
Consideration transferred, acquisition-date fair value																		R$ 100,000	$ 19,800
Percentage of capital granted to the energy sector individuals																		33.33%	33.33%
Other income through business combination								$ 6,600
Non-controlling interest in acquiree recognised at acquisition date												6,604											0			$ 0
TRIA [Member] | April 02, 2024
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid												9,906
Identifiable assets acquired (liabilities assumed)												19,811
Identifiable Assets Acquired Including Goodwill												6,604
Accounts Receivable Recognized As Of Acquisition Date												9,905
Recoverable taxes as of acquisition date												0
Current investments as of acquisition date												0
Property, plant and equipment recognised as of acquisition date												0
Other assets as of acquisition date												0
Accounts payables recognized as of acquisition date												0
Personnel liabilities recognized as of acquisition date												0
tax liabilities recognized as of acquisition date												0
Tax Assets And Liabilities Recognised As Of Acquisition Date												0
Lease Liability Recognized As Of Acquisition Date												0
Deferred consideration payable on acquisition												0
Other Assets And Other Liabilities Recognised As Of Acquisition Date												0
Contractual Rights Intangible Assets Recognised As Of Acquisition Date												0
Non-compete recognised as of acquisition date												0
TRIA [Member] | April 02, 2024 | Total purchase consideration
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date												0
Consideration transferred, acquisition-date fair value												19,811
Portion Of Consideration Payable Consisting Of Equity Securities, Value												0
Cash Consideration Paid												19,811
Equity consideration paid												0
Total consideration												26,415
Non-controlling interest in acquiree recognised at acquisition date												6,604
TRIA [Member] | April 02, 2024 | Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid												19,811
TRIA [Member] | April 02, 2024 | Non-cash reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Total consideration												26,415
Identifiable Assets Acquired Including Goodwill												6,604
Kamaroopin and Hanuman
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)																									60.00%
Kamaroopin [Member]
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)																									100.00%
Contingent consideration recognised as of acquisition date												0											7,148		$ 4,707
Consideration transferred, acquisition-date fair value																									16,861
Liabilities incurred																									0
Cash transferred																									2,024
Identifiable assets acquired (liabilities assumed)																									11,520
Identifiable Assets Acquired Including Goodwill																									16,473
Property, plant and equipment recognised as of acquisition date																									15
Contractual Rights Intangible Assets Recognised As Of Acquisition Date																									0
Non-controlling interest in acquiree recognised at acquisition date																									$ 0
Kamaroopin [Member] | Bottom of range
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date												4,700
Kamaroopin [Member] | Top of range
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date												7,200
Patria Asset Management S.A. (“PAM”) (formerly Gestoría Externa de Portafolios S.A.) [Member]
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)																								50.74%
Contingent consideration recognised as of acquisition date																								$ 0
Consideration transferred, acquisition-date fair value																								29,202
Liabilities incurred																								24,415
Cash transferred																								4,787
Identifiable assets acquired (liabilities assumed)																								30,911
Identifiable Assets Acquired Including Goodwill																								13,438
Property, plant and equipment recognised as of acquisition date																								0
Contractual Rights Intangible Assets Recognised As Of Acquisition Date																								30,911
Non-controlling interest in acquiree recognised at acquisition date																								$ 15,147
VBI [Member]
Disclosure of detailed information about business combination [line items]
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date																												$ 0
Contingent consideration recognised as of acquisition date												0		R$ 56,800	$ 10,100								11,053					8,355
Consideration transferred, acquisition-date fair value																												31,168
Cash transferred																												10,815
Cash Consideration Paid									R$ 9,500	$ 1,500	R$ 50,000									R$ 25,000	$ 4,900	$ 1,200						10,815
Identifiable assets acquired (liabilities assumed)																												27,457
Identifiable Assets Acquired Including Goodwill																												17,440
Accounts Receivable Recognized As Of Acquisition Date																												2,462
Property, plant and equipment recognised as of acquisition date																												539
Lease Liability Recognized As Of Acquisition Date																												420
Non-controlling interest in acquiree recognised at acquisition date																												$ 13,729
Igah [Member]
Disclosure of detailed information about business combination [line items]
Acquisition-date fair value of equity interest in acquiree held by acquirer immediately before acquisition date																											0
Contingent consideration recognised as of acquisition date																											0
Consideration transferred, acquisition-date fair value																											23,226
Cash transferred																											8,116
Cash Consideration Paid																											8,116
Identifiable assets acquired (liabilities assumed)																											2,220
Identifiable Assets Acquired Including Goodwill																											21,006
Accounts Receivable Recognized As Of Acquisition Date																											0
Property, plant and equipment recognised as of acquisition date																											0
Lease Liability Recognized As Of Acquisition Date																											0
Non-controlling interest in acquiree recognised at acquisition date																											$ 0
GPMS
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date			$ 24,100														£ 19.3
Value added to Patria’s Fee Earning AUM			8,000,000
Revenue of acquiree since acquisition date							$ 29,500
Profit (loss) of acquiree since acquisition date							$ 9,100
Revenue of combined entity as if combination occurred at beginning of period				$ 43,200
Profit (loss) of combined entity as if combination occurred at beginning of period				13,400
Acquisition-related costs			11,600
Consideration transferred at fair value			$ 25,100														£ 20.0
GPMS | April 26, 2024
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid												19,506
Identifiable assets acquired (liabilities assumed)												104,866
Identifiable Assets Acquired Including Goodwill												30,544
Accounts Receivable Recognized As Of Acquisition Date												1,751
Recoverable taxes as of acquisition date												0
Current investments as of acquisition date												0
Property, plant and equipment recognised as of acquisition date												0
Other assets as of acquisition date												48,127
Accounts payables recognized as of acquisition date												(226)
Personnel liabilities recognized as of acquisition date												(7,170)
tax liabilities recognized as of acquisition date												0
Tax Assets And Liabilities Recognised As Of Acquisition Date												24
Lease Liability Recognized As Of Acquisition Date												0
Deferred consideration payable on acquisition												0
Other Assets And Other Liabilities Recognised As Of Acquisition Date												(54,258)
Contractual Rights Intangible Assets Recognised As Of Acquisition Date												92,754
Non-compete recognised as of acquisition date												4,358
GPMS | April 26, 2024 | Total purchase consideration
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date												24,087
Consideration transferred, acquisition-date fair value												135,410
Portion Of Consideration Payable Consisting Of Equity Securities, Value												37,551
Cash Consideration Paid												73,772
Equity consideration paid												0
Total consideration												135,410
Non-controlling interest in acquiree recognised at acquisition date												0
GPMS | April 26, 2024 | Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid												73,772
GPMS | April 26, 2024 | Non-cash reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Total consideration												135,410
Identifiable Assets Acquired Including Goodwill												61,638
CSHG Real Estate
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)		100.00%
Revenue of acquiree since acquisition date						$ 12,400
Profit (loss) of acquiree since acquisition date						$ 10,500
Revenue of combined entity as if combination occurred at beginning of period		$ 18,800
Profit (loss) of combined entity as if combination occurred at beginning of period		15,600
Acquisition-related costs		6,600
Consideration transferred, acquisition-date fair value		$ 70,300
Cash transferred													$ 63,500
CSHG Real Estate | May 24, 2024 [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid												0
Identifiable assets acquired (liabilities assumed)												107,836
Identifiable Assets Acquired Including Goodwill												20,745
Accounts Receivable Recognized As Of Acquisition Date												0
Recoverable taxes as of acquisition date												0
Current investments as of acquisition date												0
Property, plant and equipment recognised as of acquisition date												0
Other assets as of acquisition date												0
Accounts payables recognized as of acquisition date												0
Personnel liabilities recognized as of acquisition date												(1,903)
tax liabilities recognized as of acquisition date												0
Tax Assets And Liabilities Recognised As Of Acquisition Date												0
Lease Liability Recognized As Of Acquisition Date												0
Deferred consideration payable on acquisition												(4,368)
Other Assets And Other Liabilities Recognised As Of Acquisition Date												0
Contractual Rights Intangible Assets Recognised As Of Acquisition Date												114,107
Non-compete recognised as of acquisition date												0
CSHG Real Estate | May 24, 2024 [Member] | Total purchase consideration
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date												0
Consideration transferred, acquisition-date fair value												128,581
Portion Of Consideration Payable Consisting Of Equity Securities, Value												70,338
Cash Consideration Paid												58,243
Equity consideration paid												0
Total consideration												128,581
Non-controlling interest in acquiree recognised at acquisition date												0
CSHG Real Estate | May 24, 2024 [Member] | Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid												58,243
CSHG Real Estate | May 24, 2024 [Member] | Non-cash reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Total consideration												128,581
Identifiable Assets Acquired Including Goodwill												70,338
Nexus [Member]
Disclosure of detailed information about business combination [line items]
Voting equity interests acquired (in percent)	100.00%															100.00%
Contingent consideration recognised as of acquisition date	$ 6,400											6,085				$ 25							$ 0
Revenue of acquiree since acquisition date					$ 2,100
Profit (loss) of acquiree since acquisition date					$ 800
Revenue of combined entity as if combination occurred at beginning of period				4,600
Profit (loss) of combined entity as if combination occurred at beginning of period				$ 1,700
Acquisition-related costs	700
Consideration transferred, acquisition-date fair value	$ 725,000
Nexus [Member] | July 16, 2024 [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid												345
Identifiable assets acquired (liabilities assumed)												10,495
Identifiable Assets Acquired Including Goodwill												10,553
Accounts Receivable Recognized As Of Acquisition Date												491
Recoverable taxes as of acquisition date												376
Current investments as of acquisition date												3
Property, plant and equipment recognised as of acquisition date												22
Other assets as of acquisition date												2
Accounts payables recognized as of acquisition date												0
Personnel liabilities recognized as of acquisition date												(255)
tax liabilities recognized as of acquisition date												(474)
Tax Assets And Liabilities Recognised As Of Acquisition Date												(235)
Lease Liability Recognized As Of Acquisition Date												(95)
Deferred consideration payable on acquisition												0
Other Assets And Other Liabilities Recognised As Of Acquisition Date												(768)
Contractual Rights Intangible Assets Recognised As Of Acquisition Date												9,872
Non-compete recognised as of acquisition date												1,211
Nexus [Member] | July 16, 2024 [Member] | Total purchase consideration
Disclosure of detailed information about business combination [line items]
Contingent consideration recognised as of acquisition date												6,358
Consideration transferred, acquisition-date fair value												21,048
Portion Of Consideration Payable Consisting Of Equity Securities, Value												0
Cash Consideration Paid												0
Equity consideration paid												14,690
Total consideration												21,048
Non-controlling interest in acquiree recognised at acquisition date												0
Nexus [Member] | July 16, 2024 [Member] | Cash flow reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Cash Consideration Paid												0
Nexus [Member] | July 16, 2024 [Member] | Non-cash reconciliation [Member]
Disclosure of detailed information about business combination [line items]
Total consideration												21,048
Identifiable Assets Acquired Including Goodwill												$ 6,358